Long-term debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term debt
Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		2016	2015
Senior Unsecured Revolving Credit Facilities	—	2017-2019	N/A		$242,947	$27,300
Senior Unsecured Bank Credit Facilities	—	2017-2019	N/A		2,140,122	—
Canadian Dollar Borrowings
Senior Unsecured Notes	4.99%	2018-2022		$490,000	487,389	481,991
Senior Secured Project Notes	10.29%	2020-2027		$35,600	35,600	37,347
U.S. Dollar Borrowings
Senior Unsecured Notes	4.16%	2017-2045	US$	525,000	700,600	721,581
Senior Unsecured Utility Notes	5.68%	2017-2028	US$	130,709	174,206	186,446
Senior Secured Utility Bonds	6.97%	2020-2043	US$	83,500	132,551	32,130
					$3,913,415	$1,486,795
Less: current portion					(10,075)	(8,945)
					$3,903,340	$1,477,850

Long-term debt issued at a subsidiary level relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt whether or not collateralized have certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.

(a)	Senior unsecured revolving credit facilities
APUC has a senior unsecured revolving credit of U.S.$65,000 maturing November 19, 2017. The interest rate is equal to the bankers' acceptance or LIBOR plus a credit spread.
Liberty Utilities Co. has a senior unsecured revolving credit facility of U.S.$200,000 maturing September 30, 2018. The interest rate is equal to LIBOR plus a credit spread.
Algonquin Power Co. has a senior unsecured revolving credit facility of $350,000 maturing July 31, 2019. The interest rate is equal to the bankers' acceptance or LIBOR plus a credit spread.
Algonquin Power Co. has an extendible one-year letter of credit facility agreement.  The facility provides for issuances of letters of credit up to a maximum of $50,000 and U.S.$30,000.  If the facility is not extended at maturity, cash collateral equal to letters of credit outstanding at that date would be posted by the Company.
As part of the Park Water System's acquisition on January 8, 2016 (note 3(b)), the Company assumed U.S.$4,250 of debt outstanding under its revolving credit facilities. Shortly after the closing of the acquisition, the Park Water System repaid and closed the revolving credit facilities.

(b)	Senior unsecured bank credit facilities
On December 30, 2016, in connection with the acquisition of Empire (note 3(a)), the Company drew U.S.$1,336,440 from the acquisition facility it obtained from a syndicate of banks earlier in 2016. The non-revolving term credit facilities are comprised of a U.S.$1,065,000 debt facility and a U.S.$271,440 equity facility both repayable in full on December 30, 2017. The funds drawn were transferred to a paying agent on December 30, 2016 for purposes of distribution to holders of the common shares of Empire (note 3(a)) on January 1, 2017. The total amount of cash held by the paying agent of U.S.$1,495,774 is comprised of this acquisition facility draw of U.S.$1,336,440 and cash proceeds received from the initial instalment of convertible debentures (note 14) and is presented as restricted cash on the consolidated balance sheets. Subsequent to year end, on February 7, 2017, upon receipt of the Final Instalment from the Debentures (note 14) the Company repaid U.S. $567,650 under the acquisition Facility.

9.	Long-term debt (continued)

(b)	Senior unsecured bank credit facilities (continued)
On January, 4, 2016, the Company. entered into a U.S.$235,000 term credit facility with two U.S. banks. The term credit facility is available for acquisitions and general corporate purposes and matures on July 5, 2018.
As part of the Park Water System' s acquisition on January 8, 2016 (note 3(e)), the Company assumed U.S.$22,500 of debt outstanding under a non-revolving term credit facility. The term credit facility bears a variable interest rate based on LIBOR plus a credit spread and matures in 2019 but is repayable on demand without penalty.

(c)	Canadian dollar senior unsecured notes
Subsequent to year end, on January 17, 2017 APCo issued $300,000 senior unsecured debentures bearing interest at 4.09% and with a maturity date of February 17, 2027. The debentures were sold at a price of $99.929 per $100.00 principal amount.

(d)	U.S. dollar senior unsecured utility notes
Subsequent to year-end, on February 8, 2017, the U.S.$707 Bella Vista Water unsecured notes were fully repaid.
Subsequent to year end, on March 1, 2017, Liberty Utilities Group's financing entity entered into an agreement to issue U.S.$750,000 senior unsecured notes in six tranches. The closing of the offering is scheduled to occur before the end of March 2017 with the proceeds to be applied to repay the acquisition facility (note 9(b)) and other existing indebtedness. The notes are of varying maturities from 3 to 30 years with a weighted average life of approximately 15 years and a weighted average coupon of 4.0%.
On April 30, 2015, the Liberty Utilities Group's financing entity issued U.S.$160,000 of senior unsecured 30-year notes bearing a coupon of 4.13% via a private placement in the U.S.. The funds were drawn in two tranches: U.S.$90,000 was drawn on closing and U.S.$70,000 was drawn on July 15, 2015.

(e)	U.S. dollar senior secured notes
On May 12, 2015, the U.S.$76,000 senior debt for the Shady Oaks Wind Facility was repaid.

(f)	U.S. Senior Secured Utility Bonds
As part of the Park Water System' s acquisition on January 8, 2016 (note 3(e)), the Company assumed U.S.$65,000 of debt outstanding under six tranches of first mortgage bonds. The First Mortgage bonds have maturities ranging between 2020 and 2043 with coupons ranging from 4.53% to 8.82%.
On October 1, 2015, the U.S.$9,800 LPSCo Water System IDA bonds were fully repaid.
As of December 31, 2016, the Company had accrued $25,520 in interest expense (2015 - $25,161). Interest expense on the long-term debt in 2016 was $87,143 (2015 - $72,213).
Principal payments due in the next five years and thereafter are as follows:

2017	2018	2019	2020	2021	Thereafter	Total
$1,871,864	$461,058	$284,243	$147,264	$157,626	$979,210	$3,901,265

Short-term obligations of $1,861,788 that were refinanced on a long-term basis before the issuance of the financial statements are presented as long-term debt.